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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 --------------------------------
   Address:      c/o Amelia Peabody Foundation
                 --------------------------------
                 One Hollis Street
                 --------------------------------
                 Wellesley, MA 02482
                 --------------------------------

Form 13F File Number: 028-05991
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Margaret St. Clair    Wellesley, Massachusetts   August 11, 2006
   --------------------   ------------------------   ---------------
       [Signature]             [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.

Form 13F File No.  Name

28-05989           Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                        --------------------

Form 13F Information Table Entry Total:            29
                                        --------------------

Form 13F Information Table Value Total:        $1,717
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File No.  Name

1    28-05993      Philip B. Waring


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

DBCommodity Index         Unit Ben Int     240225102 $   56     2,200   SH           Shared-Other        1   2,200
  Tracking Fund

Ishares EAFE              Exchange Traded  464287465 $   59       900   SH           Shared-Other        1    900
                          Fund

Ishares Inc MSCI Pacific  Exchange Traded  464286665 $   64       600   SH           Shared-Other        1    600
  Ex Japan Index Fd       Fund

Ishares MSCI Japan        Exchange Traded  464286848 $   55      4000   SH           Shared-Other        1   4000
                          Fund

Ishares Tr Dow Jones      Exchange Traded  464287168 $  126      2000   SH           Shared-Other        1   2000
  Select Dividend Index   Fund
  FD

Ishares TR Dow Jones US   Exchange Traded  464287796 $   58       600   SH           Shared-Other        1    600
  Energy Sector Index Fd  Fund

Ishares Tr Dow Jones US   Exchange Traded  464287762 $   54       900   SH           Shared-Other        1    900
  Healthcare              Fund

Ishares TR Dow Jones US   Exchange Traded  464287754 $   43       700   SH           Shared-Other        1    700
  Industrial Sector       Fund
  Index

Ishares Tr Goldman Sachs  Exchange Traded  464287374 $   90       900   SH           Shared-Other        1    900
  Nat Res Index           Fund

Ishares Tr MSCI Emerging  Exchange Traded  464287234 $   37       395   SH           Shared-Other        1    395
  Markets                 Fund

Ishares Tr Russell 1000   Exchange Traded  464287614 $   71     1,400   SH           Shared-Other        1   1,400
  Growth Index Fund       Fund

Ishares Tr Russell 1000   Exchange Traded  464287598 $   88     1,200   SH           Shared-Other        1   1,200
  Value Index Fund        Fund

Ishares Tr Russell 2000   Exchange Traded  464287630 $   76     1,050   SH           Shared-Other        1   1,050
  Value Index Fund        Fund

Ishares Tr S&P 500/BARRA  Exchange Traded  464287408 $   48       700   SH           Shared-Other        1    700
  Value                   Fund

Ishares Tr S&P Global     Exchange Traded  464287341 $   74       700   SH           Shared-Other        1    700
  Energy Sector Index Fd  Fund

Ishares Tr S&P Global     Exchange Traded  464287333 $   63       800   SH           Shared-Other        1    800
  Financial Sector        Fund

Ishares Tr S&P Global     Exchange Traded  464287275 $   21       400   SH           Shared-Other        1    400
  Telecommunications      Fund
  Sector

Ishares TR S&P Small Cap  Exchange Traded  464287887 $   65       500   SH           Shared-Other        1    500
  600/Barra Growth Index  Fund

Ishares Tr S&P Small Cap  Exchange Traded  464287879 $   97      1400   SH           Shared-Other        1   1400
  600/Barra Value Index   Fund

Ishares Tr                Exchange Traded  464287192 $   62       700                Shared-Other        1    700
  Transportation          Fund

Ishares Trust Goldman     Exchange Traded  464287549 $   59      1000   SH           Shared-Other        1   1000
  Sachs Tech Index        Fund

Mexico Fund               Exchange Traded  592835102 $   12       400   SH           Shared-Other        1    400
                          Fund

Morgan Stanley Asia       Exchange Traded  61744U106 $   32     2,000   SH           Shared-Other        1   2,000
  Pacific Fund            Fund

Nasdaq 100 Tr             Unit Series      631100104 $   58     1,500   SH           Shared-Other        1   1,500

Oil Service Holders Tr    Depositry Rcpt   678002106 $   45       300   SH           Shared-Other        1    300
  Oil Service Hldg Co

PowerShares               Exchange Traded  73935X500 $   80     4,200   SH           Shared-Other        1   4,200
                          Fund

Regional Bank Holders Tr  Depositry Rcpt   75902E100 $   59       400   SH           Shared-Other        1    400

Select Sector Materials   SBI Materials    81369Y100 $   52     1,600   SH           Shared-Other        1   1,600

Templeton Dragon Fund     Common           88018T101 $   13       600   SH           Shared-Other        1    600

                                                     $1,717
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